Reconciliation of Beginning and Ending Balances of Total Amounts of Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance, beginning of year	$ 2,321	$ 1,994	$ 1,630
Increase in tax positions for prior years	15	24	117
Decrease in tax positions for prior years
Settlements
Lapse in statute of limitations
Increase in tax positions for current year	142	303	247
Balance, end of year	$ 2,478	$ 2,321	$ 1,994